Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 102,512	$ 122,559
Restricted cash	3,962	947
Accounts receivable, net	80,383	83,517
Inventories, net	136,164	156,016
Income taxes receivable	3,226	5,173
Prepaid expenses	13,424	16,999
Other current assets	4,780	5,611
Total current assets	344,451	390,822
Property and equipment, net	61,479	45,075
Deferred tax assets, net	1,607	868
Investment at cost	2,250	11,250
Right of use assets, net	77,150	84,161
Other noncurrent assets	12,110	9,919
Total assets	499,047	542,095
Current liabilities:
Accounts payable	206,588	207,147
Accrued liabilities	43,014	51,003
Deferred revenue	25,614	31,028
Line of credit	7,330	6,056
Current portion of long-term debt	268	269
Lease liabilities – current	13,730	14,265
Total current liabilities	296,544	309,768
Long-term debt, less current portion	1,110	1,404
Income taxes payable	1,981	739
Lease liabilities – noncurrent	68,126	74,838
Other liabilities	1,894	124
Total liabilities	369,655	386,873
Commitments and contingencies (Note 16)
Stockholders’ Equity
Common Stock, $0.021848 par value; unlimited shares authorized; 380,413 and 376,660 shares issued and outstanding as of December 31, 2023 and 2022, respectively	8,312	8,230
Additional paid-in capital	266,774	232,776
Notes receivable – related party	(15,189)	(15,189)
Accumulated other comprehensive income	194	1,114
Accumulated deficit	(130,699)	(71,709)
Total stockholders’ equity	129,392	155,222
Total liabilities and stockholders’ equity	$ 499,047	$ 542,095